OTHER FINANCIAL ITEMS, NET (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 29, 2016	Oct. 31, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Term of lease or charter		15 years	7 years
Total net cash movement on non-designated derivatives			$ 1,195	$ (721)	$ (5,124)
Total net movement in fair value of non-designated derivatives			(3,450)	13,908	8,068
Net movement in fair value of designated derivatives (ineffective portion)			0	(11)	140
Impairment of long-term receivables			9,168	1,730	0
Other items			(1,330)	(1,040)	(5,768)
Total other financial items, net			(12,753)	10,407	(2,684)
Retained earnings			0	29,511
Loss on derivative instrument reclassified from other comprehensive income			0	3,100	1,600
Gain on foreign currency translation			300	2,000	4,500
Sea Bear [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Term of lease or charter	6 years
Deep Sea | Sale of offshore support vessel Sea Bear
Accumulated Other Comprehensive Income (Loss) [Line Items]
Impairment of long-term receivables			8,200	1,700	0
Stated interest rate	7.25%
Face value of note	$ 14,600
Initial fair value of note	$ 11,600
Apexindo
Accumulated Other Comprehensive Income (Loss) [Line Items]
Impairment of long-term receivables			900	0	0
Interest Rate Swap [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total net cash movement on non-designated derivatives			1,389	170	(2,985)
Total net movement in fair value of non-designated derivatives			(4,123)	2,687	2,290
Cross Currency Interest Rate Contract [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total net cash movement on non-designated derivatives			0	0	0
Total net movement in fair value of non-designated derivatives			0	0	0
Interest Rate Swap And Cross Currency Interest Rate Contracts
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total net cash movement on non-designated derivatives			(194)	(891)	(2,139)
Total net movement in fair value of non-designated derivatives			$ 673	$ 11,221	$ 5,778
Accounting Standards Update 2017-12 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Retained earnings						$ 32